UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ x ]; Amendment Number:1
This amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Vantis Capital Management, LLC
Address:  385 East Colorado Blvd., Suite 250
          Pasadena, CA 91101

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      November  4, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    8557

                                                             FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
- ----------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BERKLEY W R CORP COM   COMMON STOCK    084423102   1516    37600 SH            SOLE     00      37600        0        0
D BROCADE COMMUNICATION  COMMON STOCK    111621108    232    47500 SH            SOLE     00      47500        0        0
D ELECTRONIC ARTS COM    COMMON STOCK    285512109   4105    70000 SH            SOLE     00      70000        0        0
D REGAL ENTMT GRP        COMMON STOCK    758766109    539    30000 SH            SOLE     00      30000        0        0
D VODAFONE GROUP PLC ADR ADRS STOCKS     92857W100   2165   118800 SH            SOLE     00     118800        0        0
S REPORT SUMMARY       5 DATA RECORDS                8557        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED